Short-Term Borrowings (Details) - Schedule of Short-Term Borrowings $ in Thousands		Dec. 31, 2023 USD ($)		Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($)		Dec. 31, 2022 CNY (¥)	Jan. 06, 2022 USD ($)	Jan. 06, 2022 CNY (¥)
Short-Term Debt [Line Items]
Short-term borrowings		$ 26,222			$ 31,022
Bank of China Xinyu Branch [Member]
Short-Term Debt [Line Items]
Short-term borrowings		15,487	[1]	¥ 109,650	15,769	[1]	¥ 109,600
Export-Import Bank of China Jiangxi Branch [Member]
Short-Term Debt [Line Items]
Short-term borrowings	[2]	6,497			6,619
Xinyu Rural Commercial Bank Gaoxin Branch [Member]
Short-Term Debt [Line Items]
Short-term borrowings		4,238	[3]		4,317	[3]	30,000	$ 4,238	¥ 30,000
Agricultural Bank of China Xinyu Branch [Member]
Short-Term Debt [Line Items]
Short-term borrowings			[4]		$ 4,317	[4]	¥ 30,000

[1]	For the year ended December 31, 2022, the Group entered into five bank loan agreements with Bank of China Xinyu Branch in the total amount of US$15,769 (RMB109,600) with one-year maturity and an annual interest rate of 4.00%. For the year ended December 31, 2023, these borrowings were fully settled when matured and also were renewed with a total amount of US$15,487 (RMB109,650) that will mature varying from July 2024 to November 2024. The bank loans were guaranteed by related parties. (See Note 14).
[2]	As of December 31, 2022, the Group had a bank loan in the amount of $6,619 (RMB46,000) from Export-Import Bank of China Jiangxi Branch with one-year maturity and an annual interest rate of 3.40%. For the year ended December 31, 2023, the loan was settled on September 5, 2023. On September 6, 2023, the borrowing was renewed with a total amount of $6,497 (RMB46,000) that will mature on September 5, 2024. The loan balances as of December 31, 2022 and 2023 were guaranteed by Xinyu High-Tech Investment Co., Ltd, a related party of the Group. (See Note 14).
[3]	As of December 31, 2022, the Group entered into a bank loan agreement in the amount of $4,317 (RMB30,000) with an interest rate of 5.28% from Xinyu Rural Commercial Bank Gaoxin Branch and was repaid on January 3, 2023. On January 6, 2023, the Group re-entered into a bank loan with an amount of $4,238 (RMB30,000) with one-year maturity and an annual interest rate of 4.85%. The loan was guaranteed by a related party for the year ended December 31, 2023. (See Note 14).
[4]	As of December 31, 2022, the Group had a bank loan in the amount of $4,317 (RMB30,000), from Agricultural Bank of China Xinyu Branch with one-year maturity and an annual interest rate of 4.10%. The loan was repaid on May 18, 2023 and was guaranteed by related parties for the year ended December 31, 2022. (See Note 14).